Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 334,718	$ 389,705	$ 6,285
Accounts receivable	80	92	145
Prepaid expenses and other current assets	3,616	20,690	414
Short-term investments	144,829	201,881
Total current assets	483,243	612,368	6,844
Property and equipment, net	1,350	1,171	1,635
Operating lease right-of-use assets	4,833	5,055	4,976
Intangible assets, net	308	332	429
Other assets	193	193	212
Long-term investments	152,481	35,970
Total assets	642,408	655,089	14,096
Current liabilities:
Accounts payable	2,022	1,890	1,156
Convertible notes payable derivative liabilities			3,029
Current portion of operating lease liabilities	790	734	953
Current portion of debt		49	6,720
Accrued expenses and other current liabilities	5,073	6,313	500
Total current liabilities	7,885	8,937	12,358
Operating lease liabilities, net of current portion	4,838	5,076	4,803
Convertible notes payable derivative liabilities, net of current portion			5,322
Debt, net of current portion		908	9,682
Total liabilities	12,723	14,921	32,165
Commitments and contingencies (Note 15)
Stockholders’ Equity:
Common stock, $0.0001 par value; 250,000,000 shares authorized; 171,519,811 and 169,316,421 shares issued and outstanding at March 31, 2021 and December 31, 2020, respectively	19	19	9
Additional paid-in capital	371,077	364,998	30,888
Accumulated deficit	258,589	275,151	(48,966)
Total stockholders’ equity	629,685	640,168	(18,069)
Total liabilities and stockholders’ equity	$ 642,408	$ 655,089	$ 14,096